Net Income (Loss) Per Share (Details) - Schedule of net income (loss) per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of net income (loss) per share [Abstract]
Net income (loss) from operations – basic and diluted	$ 916,729	$ (438,384)	$ 1,371,262	$ (8,380,060)
Weighted average shares outstanding – basic	6,906,454	6,873,571	6,884,690	6,873,652
Weighted average shares outstanding – diluted	6,906,454	6,873,571	6,887,808	6,873,652
Per share data:
Basic from operations	$ 0.13	$ (0.06)
Diluted from operations	$ 0.13	$ (0.06)	$ 0.20	$ (1.22)